CONSOLIDATED BALANCE SHEET - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Assets
Cash and balances with central banks	$ 58,352	$ 65,667	$ 95,907
Cash and balances with central banks, percentage movement from prior period	(11.00%)	(32.00%)
Cash and balances with central banks, percentage movement from same period of prior year	(39.00%)	(36.00%)
Collateral paid	$ 6,190	$ 6,269	4,671
Collateral paid, percentage movement from prior period	(1.00%)
Collateral paid, percentage movement from same period of prior year	33.00%
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 51,088	49,228	33,943
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	4.00%
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	51.00%
Derivative financial instruments	$ 19,347	24,109	15,795
Derivative financial instruments, percentage movement from prior period	(20.00%)
Derivative financial instruments, percentage movement from same period of prior year	22.00%
Investment securities	$ 115,186	103,885	90,587
Investment securities, percentage movement from prior period	11.00%
Investment securities, percentage movement from same period of prior year	27.00%
Loans	$ 824,808	806,767	784,839
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	5.00%
Other financial assets	$ 7,886	5,456	11,266
Other financial assets, percentage movement from prior period	45.00%
Other financial assets, percentage movement from same period of prior year	(30.00%)
Property and equipment	$ 2,254	2,251	2,179
Property and equipment, percentage movement from same period of prior year	3.00%
Tax assets	$ 2,095	2,160	1,999
Tax assets, percentage movement from prior period	(3.00%)
Tax assets, percentage movement from same period of prior year	5.00%
Intangible assets	$ 10,599	10,746	10,708
Intangible assets, percentage movement from prior period	(1.00%)
Intangible assets, percentage movement from same period of prior year	(1.00%)
Other assets	$ 1,088	1,006	767
Other assets, percentage movement from prior period	8.00%
Other assets, percentage movement from same period of prior year	42.00%
Total assets	$ 1,098,893	1,077,544	1,052,661
Total assets, percentage movement from prior period	2.00%
Total assets, percentage movement from same period of prior year	4.00%
Liabilities
Collateral received	$ 3,738	3,078	2,534
Collateral received, percentage movement from prior period	21.00%
Collateral received, percentage movement from same period of prior year	48.00%
Deposits and other borrowings	$ 739,250	720,489	702,226
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Other financial liabilities	$ 44,681	38,077	54,392
Other financial liabilities, percentage movement from prior period	17.00%
Other financial liabilities, percentage movement from same period of prior year	(18.00%)
Derivative financial instruments	$ 21,520	30,974	18,417
Derivative financial instruments, percentage movement from prior period	(31.00%)
Derivative financial instruments, percentage movement from same period of prior year	17.00%
Debt issues	$ 171,864	169,284	159,781
Debt issues, percentage movement from prior period	2.00%
Debt issues, percentage movement from same period of prior year	8.00%
Tax liabilities	$ 23	569	459
Tax liabilities, percentage movement from prior period	(96.00%)
Tax liabilities, percentage movement from same period of prior year	(95.00%)
Provisions	$ 2,254	2,505	2,414
Provisions, percentage movement from prior period	(10.00%)
Provisions, percentage movement from same period of prior year	(7.00%)
Other liabilities	$ 2,507	2,633	2,598
Other liabilities, percentage movement from prior period	(5.00%)
Other liabilities, percentage movement from same period of prior year	(4.00%)
Total liabilities excluding loan capital	$ 985,837	967,609	942,821
Total liabilities excluding loan capital, percentage movement from prior period	2.00%
Total liabilities excluding loan capital, percentage movement from same period of prior year	5.00%
Loan capital	$ 40,703	37,883	37,280
Loan capital, percentage movement from prior period	7.00%
Loan capital, percentage movement from same period of prior year	9.00%
Total liabilities	$ 1,026,540	1,005,492	980,101
Total liabilities, percentage movement from prior period	2.00%
Total liabilities, percentage movement from same period of prior year	5.00%
Net assets	$ 72,353	72,052	72,560
Share capital:
Ordinary share capital	$ 37,354	37,958	38,944
Ordinary share capital, percentage movement from prior period	(2.00%)
Ordinary share capital, percentage movement from same period of prior year	(4.00%)
Treasury shares	$ (820)	(758)	(758)
Treasury shares, percentage movement from prior period	8.00%
Treasury shares, percentage movement from same period of prior year	8.00%
Reserves	$ 2,030	1,732	2,157
Reserves, percentage movement from prior period	17.00%
Reserves, percentage movement from same period of prior year	(6.00%)
Retained profits	$ 33,451	32,773	32,179
Retained profits, percentage movement from prior period	2.00%
Retained profits, percentage movement from same period of prior year	4.00%
Total equity attributable to owners of WBC	$ 72,015	71,705	72,522
Total equity attributable to owners of WBC, percentage movement from same period of prior year	(1.00%)
NCI	$ 338	347	38
NCI, percentage movement from prior period	(3.00%)
Total shareholders' equity and NCI	$ 72,353	$ 72,052	$ 72,560